Note 10 - Options and Warrants to Purchase Common Stock (Details) - Summary of the Status of the Options Outstanding (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	17,053,116
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 317 days
Options Outstanding, Weighted Average Exercise Price	$ 1.02
Options Exercisable, Number	16,169,783
Options Exercisable, Weighted Average Exercise Price	$ 1.02
Exercise Price 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	7,358,277
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 343 days
Options Outstanding, Weighted Average Exercise Price	$ 0.70
Options Exercisable, Number	7,358,277
Options Exercisable, Weighted Average Exercise Price	$ 0.70
Exercise Price 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	3,405,134
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 251 days
Options Outstanding, Weighted Average Exercise Price	$ 0.83
Options Exercisable, Number	3,405,134
Options Exercisable, Weighted Average Exercise Price	$ 0.83
Exercise Price 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	975,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 164 days
Options Outstanding, Weighted Average Exercise Price	$ 0.84
Options Exercisable, Number	491,667
Options Exercisable, Weighted Average Exercise Price	$ 0.84
Exercise Price 4 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	60,000
Options Outstanding, Weighted Average Remaining Contractual Life	1 year 6 months
Options Outstanding, Weighted Average Exercise Price	$ 1.00
Options Exercisable, Number	60,000
Options Exercisable, Weighted Average Exercise Price	$ 1.00
Exercise Price 5 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	300,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 233 days
Options Outstanding, Weighted Average Exercise Price	$ 1.10
Options Exercisable, Number	100,000
Options Exercisable, Weighted Average Exercise Price	$ 1.10
Exercise Price 6 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	300,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 175 days
Options Outstanding, Weighted Average Exercise Price	$ 1.15
Options Exercisable, Number	133,333
Options Exercisable, Weighted Average Exercise Price	$ 1.15
Exercise Price 7 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	100,000
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 32 days
Options Outstanding, Weighted Average Exercise Price	$ 1.24
Options Exercisable, Number	100,000
Options Exercisable, Weighted Average Exercise Price	$ 1.24
Exercise Price 8 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	115,000
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 87 days
Options Outstanding, Weighted Average Exercise Price	$ 1.35
Options Exercisable, Number	115,000
Options Exercisable, Weighted Average Exercise Price	$ 1.35
Exercise Price 9 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	125,000
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 32 days
Options Outstanding, Weighted Average Exercise Price	$ 1.45
Options Exercisable, Number	125,000
Options Exercisable, Weighted Average Exercise Price	$ 1.45
Exercise Price 10 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	330,000
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 346 days
Options Outstanding, Weighted Average Exercise Price	$ 1.55
Options Exercisable, Number	296,667
Options Exercisable, Weighted Average Exercise Price	$ 1.55
Exercise Price 11 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	7,645
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 32 days
Options Outstanding, Weighted Average Exercise Price	$ 1.58
Options Exercisable, Number	7,645
Options Exercisable, Weighted Average Exercise Price	$ 1.58
Exercise Price 12 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	3,077,060
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 324 days
Options Outstanding, Weighted Average Exercise Price	$ 1.66
Options Exercisable, Number	3,077,060
Options Exercisable, Weighted Average Exercise Price	$ 1.66
Exercise Price 13 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number	900,000
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 233 days
Options Outstanding, Weighted Average Exercise Price	$ 1.90
Options Exercisable, Number	900,000
Options Exercisable, Weighted Average Exercise Price	$ 1.90